SERIES 1A PREFERRED STOCK - Additional Information (Details) - USD ($)					1 Months Ended	12 Months Ended
	Jan. 05, 2021	Dec. 09, 2020	Sep. 22, 2020	Sep. 11, 2020	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Agreement Entered Date				Sep. 11, 2020
Debt conversion, converted instrument, shares issued		5,800,000					94,266
Series One A Convertible Preferred Stock
Class Of Stock [Line Items]
Debt conversion, converted instrument, shares issued						200,000
Tubesolar A G | Series One A Convertible Preferred Stock
Class Of Stock [Line Items]
Debt conversion, converted instrument, shares issued						100
Series One A Securities Purchase Agreement | Crowdex Investments, LLC | Series One A Convertible Preferred Stock
Class Of Stock [Line Items]
Debt conversion, converted instrument, shares issued					500
Series One A T Two Securities Purchase Agreement | Tubesolar A G | Series One A Convertible Preferred Stock
Class Of Stock [Line Items]
Number of shares sold	2,500
Gross proceeds from issuance of private placement	$ 2,500,000
Private Placement | Securities Purchase Agreement | Crowdex Investments, LLC
Class Of Stock [Line Items]
Agreement Entered Date			Sep. 22, 2020
Stock purchase agreement, authorized amount			$ 5,000,000
Private Placement | Securities Purchase Agreement | Crowdex Investments, LLC | Series One A Convertible Preferred Stock
Class Of Stock [Line Items]
Original issue price per share			$ 1,000
Fixed conversion price per 10,000 common share			0.50
Liquidation, dissolution or winding up, holders to be paid out of assets, amount per share			$ 1,000
Private Placement | Initial Closing Under Securities Purchase Agreement | Series One A Convertible Preferred Stock
Class Of Stock [Line Items]
Debt conversion, converted instrument, shares issued					2,400,000
Private Placement | Initial Closing Under Securities Purchase Agreement | Crowdex Investments, LLC | Series One A Convertible Preferred Stock
Class Of Stock [Line Items]
Number of shares sold			2,000
Gross proceeds from issuance of private placement			$ 2,000,000
Debt conversion, converted instrument, shares issued					1,200